Equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity [abstract]
Shareholders' equity

Note 15    Equity

At December 31, 2020, Orange SA’s share capital, based on the number of issued shares at this date, amounted to 10,640,226,396 euros, divided into 2,660,056,599 ordinary shares with a par value of 4 euros each.

At December 31, 2020, the share capital and voting rights of Orange SA broke down as follows:

15.1    Changes in share capital

No new shares were issued during the 2020 year.

15.2    Treasury shares

As authorized by the Shareholders’ Meeting of May 19, 2020, the Board of Directors instituted a new share buyback program (the 2020 Buyback Program) and canceled the 2019 Buyback Program, with immediate effect. This authorization is granted for a period of 18 months as from the aforementioned Shareholders' Meeting. The 2020 Buyback Program is described in the Orange Universal Registration Document filed with the French Financial Markets Authority (Autorité des marchés financiers – AMF) on April 20, 2020.

During the year, Orange granted the majority of shares to the beneficiaries of the Orange Vision plan. At the same time, share buybacks were carried out by Orange mainly in respect of the free share award plans (Long Term Incentive Plan – LTIP) LTIP 2018-2020, 2019-2021 and 2020-2022 (see Note 7.3).

At December 31, 2020, the Company held 1,265,099 treasury shares (of which 170,000 shares in respect of the liquidity contract and 1,095,099 in respect of the LTIP 2018-2020, 2019-2021 and 2020-2022 free share award plans).

At December 31, 2019, the Company held 9,742,968 treasury shares (of which 853,500 shares in respect of the liquidity contract and 8,889,468 in respect of the Orange Vision 2020 and LTIP 2018-2020 and 2019-2021 free share award plans).

At December 31, 2018, the Company held 7,214,000 treasury shares (of which 309,609 shares in respect of the liquidity contract and 6,882,999 in respect of the Orange Vision 2020 and LTIP 2018-2020 free share award plans) and at December 31, 2017 it held 497,625 treasury shares (of which 476,000 in respect of the liquidity contract).

Accounting policies

Treasury shares are recorded as a deduction from equity, at acquisition cost. Gains and losses arising from the sale of treasury shares are recognized in consolidated reserves, net of tax.

15.3    Dividends

Full Year	Approved by	Description	Dividend	Payout	How	Total
			per share	date	paid	(in millions
			(in euro)			of euros)
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders' Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders' Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
Total dividends paid in 2018						1,860
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders' Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
Total dividends paid in 2017						1,729

The amount available to provide a return to shareholders in the form of dividends is calculated on the basis of the total net income and retained earnings, under French GAAP, of the entity Orange SA, the Group’s parent company.

15.4    Subordinated notes

Nominal value of subordinated notes

Issues and purchases of subordinated notes are presented below:

						Issue		Issue
	Initial nominal value	Initial nominal value	Initial curren-		December 31, 2018	Redemp-	December 31, 2019	Redemp-	December 31, 2020	Residual nominal value
Initial issue date	(in millions of currency)	(in millions of euros)	cy	Rate	(in millions of euros)	tion	(in millions of euros)	tion	(in millions of euros)	(in millions of currency)
2/7/2014	1,000	1,000	EUR	4.25%	1,000	(1,000)	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	—	1,000	1,000
2/7/2014	650	782	GBP	5.875%	782	—	782	(268)	514	427
10/1/2014	1,000	1,000	EUR	4.00%	1,000	(500)	500	(382)	118	118
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	771	—	771	(50)	721	561
4/15/2019	1,000	1,000	EUR	2.375%	—	1,000	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	—	500	500	—	500	500
10/15/2020	700	700	EUR	1.75%	—	—	—	700	700	700
Issues and purchases of subordinated notes					5,803		5,803		5,803

–  On February 7, 2014, as part of its EMTN program, Orange issued the equivalent of 2.8 billion euros of deeply subordinated notes in three tranches. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on each of these tranches respectively from February 7, 2020, February 7, 2024, and February 7, 2022 and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for coupon adjustments of 0.25% in 2025 and an additional 0.75% in 2040 for the first tranche, 0.25% in 2024 and an additional 0.75% in 2044 for the second tranche, and 0.25% in 2027 and an additional 0.75% in 2042 for the third tranche.

On October 1, 2014, as part of its EMTN program, Orange issued the equivalent of 3 billion euros of deeply subordinated notes in three tranches. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on each of these tranches respectively from October 1, 2021, October 1, 2026, and April 1, 2023 and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for coupon adjustments of 0.25% in 2026 and an additional 0.75% in 2041 for the first tranche, 0.25% in 2026 and an additional 0.75% in 2046 for the second tranche, and 0.25% in 2028 and an additional 0.75% in 2043 for the third tranche.

Both issuances were the subject of a prospectus approved by the AMF under visa nos. 14-036 and 14-525.

Under IFRS, these instruments are recognized at their historical value. The tranches denominated in pounds sterling were recognized at the ECB fix rate on the issue date (0.8314 for the issue of February 7, 2014 and 0.7782 for the issue of October 1, 2014) and will not be re-measured through the life of the note.

–  On April 15, 2019, as part of its EMTN program, Orange issued the equivalent of 1 billion euros of deeply subordinated notes. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on this tranche from April 15, 2025 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for a  coupon adjustment of 0.25% in 2030 and an additional 0.75% in 2045.

On September 19, 2019, as part of its EMTN program, Orange issued the equivalent of 500 million euros of deeply subordinated notes. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on this tranche from March 19, 2027 (first date for the revision of the rates of the tranche in question), and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2032 and an additional 0.75% in 2047.

These issuances were the subject of a prospectus approved by the AMF (under visa nos. 14-036, 14-525, 19-152 and 19-442 respectively).

On December 12, 2019, the Group announced its intention to exercise, on February 7, 2020, in accordance with contractual provisions, its call option concerning the remaining 500 million euros of the tranche with an initial nominal value of 1 billion euros, already partially bought back in April 2019. As a result of Orange’s commitment to buy back this last tranche, it was reclassified as a debt instrument and is therefore presented as a short-term financial liability at December 31, 2019. The coupons due relating to this tranche were recognized in other current liabilities for 21 million euros at December 31, 2020 and were paid in 2020.

–  On October 15, 2020, as part of its EMTN program, Orange issued the equivalent of 700 million euros of deeply subordinated notes. A revision of interest rates based on market conditions is provided for contractually from October 15, 2028.

Orange has a call option on this tranche from July 15, 2028 (first date for the revision of the rates of the tranche in question), and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2033 and an additional 0.75% in 2048.

This issuance of subordinated notes was the subject of a prospectus approved by the AMF (visa no. 20-509).

All notes, listed on Euronext Paris, are deeply subordinated notes (senior compared to ordinary shares): the holders will only be remunerated (whether for the nominal, interest or any other amount) after all other creditors, including holders of participating loans and securities, simply subordinated or not, representing a claim on Orange.

At each interest payment date, settlement may be either paid or deferred, at the option of the issuer. Deferred coupons are capitalized and become due and payable in full under certain circumstances defined contractually and under the control of Orange.

Gains (losses) on disposal, premiums and issuance costs related to issues/redemptions of subordinated notes are presented under “reserves” in equity.

The Group understands that some rating agencies assign an “equity” component from 0 to 50% to capital instruments.

Subordinated notes remuneration

The remuneration of holders is recorded in equity five working days before the annual payment date, unless Orange exercises its right to defer the payment.

The tax impact relating to the remuneration of subordinated notes is recorded through profit or loss in the period.

Since their issuance, Orange has not exercised its right to defer the coupon payments related to subordinated notes.

The remuneration of subordinated notes is as follows:

					2020		2019		2018
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	(21)	(21)	(46)	(46)	(42)	(42)
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(52)	(52)	(52)	(52)
2/7/2014	650	782	GBP	5.88%	(47)	(55)	(38)	(44)	(38)	(44)
10/1/2014	1,000	1,000	EUR	4.00%	(21)	(21)	(31)	(31)	(40)	(40)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(36)	(39)	(35)	(39)	(35)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	—	—	—	—
9/19/2019	500	500	EUR	1.75%	(4)	(4)	—	—	—	—
10/15/2020	700	700	EUR	1.75%	—	—	—	—	—	—
Subordinated notes remuneration paid						(279)		(276)		(280)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020						21		(21)		-
Subordinated notes remuneration classified in equity						(258)		(297)		(280)

The tax effects from the conversion of subordinated notes whose par value is denominated in pounds sterling, and from the gains and losses on disposal, premiums and issuance costs on subordinated notes that have been refinanced, are presented under “other movements” in the consolidated statement of changes in shareholders’ equity and amounted to (2) million euros in 2020, and 51 million euros in 2019 (including 25 million euros related to the conversion).

Accounting policies

Subordinated notes

The Group issued subordinated notes in several tranches.

These instruments have no maturity and the coupon settlement may be deferred at the option of the issuer. They are booked in equity.

As equity instruments are recognized at historical value, the tranche denominated in foreign currency is never re-measured. Where appropriate, a translation adjustment impact is booked in equity when a call option is exercised.

The remuneration of holders is recorded directly in equity at the time of the decision to pay the coupons.

The tax impact related to the remuneration is accounted for through profit or loss, and that related to the remeasurement of the foreign currency portion is accounted for in equity.

Equity component of perpetual bonds redeemable for shares (TDIRAs) (see Note 13.4)

The equity component is determined as the difference between the fair value of the instrument taken as a whole and the fair value of the debt component. The equity component thus determined and recognized at inception is not subsequently re-measured and remains in equity, even when the instrument is extinguished.

15.5    Translation adjustment

(in millions of euros)	2020	2019	2018
Gain (loss) recognized in other comprehensive income during the period	(414)	90	(6)
Reclassification to net income for the period	0	(12)	(1)
Total translation adjustments	(414)	78	(7)

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Polish zloty	668	807	785
Egyptian pound	(503)	(455)	(532)
Slovak koruna	220	220	220
Leone	(143)	(120)	(95)
Other	(327)	(123)	(126)
Total translation adjustments	(85)	329	252
o/w share attributable to the owners of the parent company	(256)	78	15
o/w share attributable to non-controlling interests	171	251	237

Accounting policies

The functional currency of foreign operations located outside the euro area is generally the local currency, unless the major cash flows are made with reference to another currency (such as the Orange entities in Romania – euros and in the Democratic Republic of the Congo – US dollars).

The financial statements of foreign operations whose functional currency is neither the euro nor the currency of a hyper-inflationary economy are translated into euros (the Group’s presentation currency) as follows:

–  assets and liabilities are translated at the year-end rate;

–  items in the income statement are translated at the average rate for the period;

–  the translation adjustment resulting from the use of these different rates is included in other comprehensive income.

The translation adjustments are reclassified to profit or loss when the entity disposes or partially disposes (loss of control, loss of joint control, loss of significant influence) of its interest in a foreign operation through the sale, liquidation, repayment of capital or abandon of all, or part of, that activity. The reduction in the carrying value of a foreign operation, either because of its own losses or because of the recognition of an impairment loss, does not lead to a reclassification through profit or loss of the accumulated translation adjustments.

Recycling of translation adjustments is presented in profit or loss within:

–  consolidated net income of discontinued operations, when a line of business or major geographical area is disposed of;

–  gains (losses) on disposal of fixed assets, investments and activities, when other businesses are disposed of;

–  reclassification of translation adjustment from liquidated entities, in the event of the liquidation or abandonment of an activity without disposal.

15.6    Non-controlling interests

The data presented below concern all entities of the following groups:

(in millions of euros)	2020	2019(1)	2018
Credit part of net income attributable to non-controlling interests (a)	297	290	271
o/ w Sonatel	197	191	188
o/ w Orange Belgium	26	16	15
o/ w Côte d'Ivoire	43	36	25
o/ w Jordan Telecom	11	12	12
o/ w Orange Polska	—	11	—
Debit part of net income attributable to non-controlling interests (b)	(63)	(71)	(67)
o/ w Orange Bank	(51)	(65)	(59)
o/ w Orange Polska	(3)	—	(2)
Total part of net income attributable to non-controlling interests (a) + (b)	233	218	204
Credit part of comprehensive income attributable to non-controlling interests (a)	256	299	297
o/ w Sonatel	176	181	195
o/ w Orange Belgium	25	16	15
o/ w Côte d’Ivoire	39	36	26
o/ w Jordan Telecom	—	15	20
o/ w Orange Polska	—	12	—
Debit part of comprehensive income attributable to non-controlling interests (b)	(98)	(69)	(84)
o/ w Orange Bank	(50)	(62)	(62)
o/ w Orange Polska	(35)	—	(17)
o/ w Jordan Telecom	(3)	—	—
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	158	230	213

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

(in millions of euros)	2020	2019	2018
Dividends paid to minority shareholders	225	248	246
o/ w Sonatel	165	192	190
o/ w Médi Telecom	24	22	20
o/ w Orange Belgium	14	14	14
o/ w Jordan Telecom	9	13	14

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019(1)	2018
Credit part of equity attributable to non-controlling interests (a)	2,653	2,700	2,594
o/ w Orange Polska	953	986	973
o/ w Sonatel	755	736	744
o/ w Orange Belgium	285	275	273
o/ w Jordan Telecom	154	166	164
o/ w Médi Telecom	127	148	153
Debit part of equity attributable to non-controlling interests (b)	(10)	(13)	(14)
Total equity attributable to non-controlling interests (a) + (b)	2,643	2,687	2,580

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

Accounting policies

Commitments to purchase non-controlling interests (put options)

When the Group grants firm or contingent commitments to purchase holdings from non-controlling shareholders, the carrying value of the non-controlling interests is reclassified to financial debt.

When the amount of the commitment exceeds the amount of the non-controlling interests, the difference is recorded as a reduction in equity attributable to the owners of the parent company. Financial debt is re-measured at each reporting period end in accordance with the contractual arrangements (at fair value or at present value if fixed price) and, in the absence of any guidance provided by IFRS, with a counterparty in net finance costs.

Non-controlling interests that are debtors

Total comprehensive income of a subsidiary is attributed to the owners of the parent company and to the non-controlling interests. In accordance with IFRS 10, this can result in the non-controlling interests having a deficit balance.

Transactions with owners

Each transaction with minority shareholders of an entity controlled by the Group, when not resulting in a loss of control, is accounted for as an equity transaction with no effect on consolidated comprehensive income.

15.7   Earnings per share

Net income

Net income, Group share, used for calculating basic and diluted earnings per share is determined according to the following method:

(in millions of euros)	2020	2019	2018
Net income - basic	4,822	3,004	1,954
Effect of subordinated notes	(255)	(268)	(293)
Net income attributable to the owners of the parent company - basic (adjusted)	4,567	2,736	1,661
Impact of dilutive instruments:
TDIRA	9	12	—
Net income attributable to the owners of the parent company - diluted	4,577	2,747	1,661

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

(number of shares)	2020	2019	2018
Weighted average number of ordinary shares outstanding	2,656,122,534	2,652,532,564	2,656,683,856
Impact of dilutive instruments on number of ordinary shares:
TDIRA	26,945,386	33,780,544	—
Free share award plan (LTIP)	720,936	1,662,103	1,419,415
Weighted average number of shares outstanding - diluted	2,683,788,856	2,687,975,211	2,658,103,271

The average market price of the Orange share in 2020 was higher than the fair value adopted under the LTIP 2019-2021 and 2020-2022 free share award plans (see Note 7.3). The number of shares corresponding to this difference is dilutive at December 31, 2020.

The average market price of the Orange share in 2019 and 2018 was higher than the fair value adopted under the Orange Vision 2020, LTIP 2018-2020 and 2019-2021 free share award plans (see Note 7.3). The number of shares corresponding to this difference was dilutive at December 31, 2019 and December 31, 2018.

The TDIRAs were included in the calculation of diluted net earnings per share at December 31, 2020 and December 31, 2019, since they are dilutive.

Earnings per share

(in euros)	2020	2019	2018
Earning per share - basic	1.72	1.03	0.63
Earning per share diluted	1.71	1.02	0.62

Accounting policies

Earnings per share

The Group discloses both basic earnings per share and diluted earnings per share for continuing operations and discontinued operations:

–  basic earnings per share are calculated by dividing net income for the year attributable to the equity holders of the Group, after deduction of the remuneration net of the tax to holders of subordinated notes, by the weighted average number of ordinary shares outstanding during the period;

–  diluted earnings per share are calculated based on the same net income, adjusted for the finance cost of dilutive debt instruments, net of the related tax effect. The number of shares used to calculate diluted earnings per share takes into account the conversion into ordinary shares of potentially dilutive instruments outstanding during the period. These instruments are considered to be dilutive when they have the effect of reducing earnings per share of continuing operations.

When basic earnings per share are negative, diluted earnings per share are identical to basic earnings per share. In the event of a capital increase at a price lower than the market price, and in order to ensure comparability of the reporting periods shown, the weighted average numbers of shares outstanding in current and previous periods are adjusted. Treasury shares owned, which are deducted from the consolidated equity, do not enter into the calculation of earnings per share.